Discontinued operations and assets held for sale	12 Months Ended
Mar. 31, 2023
Discontinued operations and assets held for sale
Discontinued operations and assets held for sale

7. Discontinued operations and assets held for sale

The Group classifies certain of its assets that it expects to dispose as either discontinued operations or as held for sale.

The Group classifies non-current assets and assets and liabilities within disposal groups (‘assets’) as held for sale if the assets are available immediately for sale in their present condition, management is committed to a plan to sell the assets under usual terms, it is highly probable that their carrying amounts will be recovered principally through a sale transaction rather than through continuing use and the sale is expected to be completed within one year from the date of the initial classification.

Assets and liabilities classified as held for sale are presented separately as current items in the consolidated statement of financial position and are measured at the lower of their carrying amount and fair value less costs to sell. Property, plant and equipment and intangible assets are not depreciated or amortised once classified as held for sale. Similarly, equity accounting ceases for associates and joint ventures held for sale.

Where operations constitute a separately reportable segment (see note 2 ‘Revenue disaggregation and segmental analysis’) and have been disposed of, or are classified as held for sale, the Group classifies such operations as discontinued.

Discontinued operations are excluded from the results of continuing operations and are presented as a single amount as profit or loss after tax from discontinued operations in the Group consolidated income statement. Discontinued operations are also excluded from segment reporting. All other notes to the financial statements include amounts for continuing operations, unless indicated otherwise.

Discontinued operations

The Group did not have any discontinued operations in the year ended 31 March 2023 or the comparative years ended 31 March 2022 and 31 March 2021.

Assets held for sale

Reclassification of Indus Towers Limited

In the consolidated financial statements for the prior year ended 31 March 2022, the Group’s 21.0% interest in Indus Towers Limited was reported within assets held for sale. Whilst the Group remains focused on achieving a sale, the investment is not assessed as meeting the requirements of held for sale at 31 March 2023. Consequently, comparative balances as at 31 March 2022 have been re-presented in these consolidated financial statements to reflect that Indus Towers Limited is no longer reported as held for sale.

7. Discontinued operations and assets held for sale (continued)

Impact on the consolidated income statement

The reclassification has no impact on previously reported revenue and gross profit, as reported in the consolidated income statement.

In the year ended 31 March 2022, the share of results of equity accounted associates and joint ventures increased by €178 million, offset by a decrease of €29 million in other income. Consequently, operating profit, profit before taxation and profit for the financial year all increased by €149 million compared to amounts previously reported. Total comprehensive income for the financial year increased by €144 million, reflecting the increase in profit for the financial year of €149 million, offset by a charge of €5 million included in other comprehensive income.

In the year ended 31 March 2021, the share of results of equity accounted associates and joint ventures increased by €32 million and therefore operating profit increased by €32 million compared to the amount previously reported. Investment income decreased by €85 million and therefore profit before taxation and profit for the financial year both decreased by €53 million compared to amounts previously reported. Total comprehensive expense for the financial year increased by €48 million, reflecting the decrease in profit for the financial year of €53 million, offset by a credit of €5 million included in other comprehensive income

Impact on the consolidated statement of financial position

The consolidated statement of financial position is on page 124 and has not been reproduced below in its entirety. The table below only discloses the impacted lines.

	As previously	Impact of
	presented	reclassification	Re-presented
	2022	2022	2022
	€m	€m	€m
Non-current assets
Investments in associates and joint ventures	4,268	1,055	5,323
Assets held for sale	959	(959)	–

Total assets	153,953	96	154,049

Equity
Accumulated losses	(122,118)	96	(122,022)

Total equity and liabilities	153,953	96	154,049